Debt - Successor Debt Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 18, 2021	Dec. 31, 2020	Oct. 28, 2020	Aug. 31, 2020	May 01, 2020	Dec. 31, 2019	Dec. 04, 2019	Oct. 23, 2019	Dec. 17, 2018	May 13, 2017	Mar. 29, 2017
Debt Instrument [Line Items]
Total debt	$ 119,766		$ 78,558				$ 3,354
Less: unamortized discounts and issuance costs	(1,812)		(842)				(50)
Total debt, net	117,954		77,716				3,304
Less: current portion	1,230		1,074				208
Long-term debt	116,724		76,642				3,096
Crestmark Equipment Finance Agreement
Debt Instrument [Line Items]
Total debt							283				$ 715
Navitas Credit Corp. Equipment Finance Agreement
Debt Instrument [Line Items]
Total debt							71	$ 72
2017 Space Florida Loan
Debt Instrument [Line Items]
Total debt							1,000					$ 1,000
2018 Space Florida Loan
Debt Instrument [Line Items]
Total debt							1,000			$ 1,000
2019 Space Florida Loan
Debt Instrument [Line Items]
Total debt							$ 1,000		$ 1,000
Adams Street Term Loan
Debt Instrument [Line Items]
Total debt	30,845		31,000	$ 31,000
Adams Street Revolving Credit Facility
Debt Instrument [Line Items]
Total debt				5,000
Adams Street Delayed Draw Term Loan
Debt Instrument [Line Items]
Total debt	14,925			15,000
Adams Street Incremental Term Loan
Debt Instrument [Line Items]
Total debt	31,920
SVB Loan Agreement
Debt Instrument [Line Items]
Total debt	41,626		46,500	$ 568	$ 45,350
DSS PPP Loan
Debt Instrument [Line Items]
Total debt	$ 450	$ 608	$ 1,058			$ 1,058